IFRS 7 Disclosure (Market Risk - Portfolio Market Risk Measures) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Market Risk [Line Items]
Total VaR (one-day measure)	$ 29.5
Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	22.1
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(59.0)
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.4
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	19.6
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	8.5
Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.9
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	15.0
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	28.4	$ 35.1	$ 30.2
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	19.6	20.0	20.9
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(41.8)	(46.0)	(51.2)
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	12.4	11.6	17.8
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	19.8	33.8	29.4
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	8.3	7.3	7.2
Average risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.1	2.8	2.4
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	6.0	$ 5.6	$ 3.7
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	35.9
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	22.9
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	19.3
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	27.4
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	10.2
High risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	6.1
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	15.0
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.9
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	15.4
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.3
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	16.3
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	6.6
Low risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.4
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ 3.8